E&E ASSETS (Details) - USD ($)		12 Months Ended
	Jun. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
E&E ASSETS
Balance at beginning		$ 2,280,490	$ 2,369,034
E&E expenditures:
Acquisition costs		130,200	152,200
Assays		99,631	75,692
Consulting		326,504	257,305
Drilling		543,613	1,147,383
Field supplies and rentals		83,165	15,823
Field work		124,937	79,806
Finders' fees			15,000
Geophysics		3,180	28,250
Government payments		326,856	291,411
Share-based compensation		123,007	68,062
Technical and assessment reports		21,300
Travel		18,881	33,310
Write-off of E&E assets		(4,290)	(2,252,786)
Total E&E expenditures		1,796,984	(88,544)
Balance at ending		4,077,474	2,280,490
Kelly Creek
E&E ASSETS
Balance at beginning		636,708	914,879
E&E expenditures:
Acquisition costs		20,000	30,000
Assays		0	6,012
Consulting		900	4,344
Drilling		0	0
Field supplies and rentals		0	0
Field work		0	0
Finders' fees			0
Geophysics		0	0
Government payments		20,923	17,558
Share-based compensation		41,002	16,749
Technical and assessment reports		0
Travel		0	622
Write-off of E&E assets	$ (353,456)	0	(353,456)
Total E&E expenditures		82,825	(278,171)
Balance at ending		719,533	636,708
Lone Mountain
E&E ASSETS
Balance at beginning		776,682	350,738
E&E expenditures:
Acquisition costs		58,650	72,200
Assays		78,530	4,385
Consulting		111,893	99,619
Drilling		0	0
Field supplies and rentals		1,422	867
Field work		60,050	17,544
Finders' fees			0
Geophysics		0	28,250
Government payments		222,467	177,236
Share-based compensation		41,002	16,749
Technical and assessment reports		21,300
Travel		7,441	9,094
Write-off of E&E assets		0	0
Total E&E expenditures		602,755	425,944
Balance at ending		1,379,437	776,682
Stockade Mountain
E&E ASSETS
Balance at beginning		867,100	96,046
E&E expenditures:
Acquisition costs		51,550	25,000
Assays		21,101	0
Consulting		211,161	96,567
Drilling		543,613	538,627
Field supplies and rentals		81,008	11,125
Field work		64,887	28,535
Finders' fees			0
Geophysics		3,180	0
Government payments		83,299	46,108
Share-based compensation		41,003	16,749
Technical and assessment reports		0
Travel		10,602	8,343
Write-off of E&E assets		0	0
Total E&E expenditures		1,111,404	771,054
Balance at ending		1,978,504	867,100
Miller
E&E ASSETS
Balance at beginning		0	302,840
E&E expenditures:
Acquisition costs		0	25,000
Assays		0	37,722
Consulting		900	34,625
Drilling		0	500,463
Field supplies and rentals		0	3,572
Field work		0	21,301
Finders' fees			15,000
Geophysics		0	0
Government payments		(3)	50,131
Share-based compensation		0	14,950
Technical and assessment reports		0
Travel		0	9,864
Write-off of E&E assets		(897)	(1,015,468)
Total E&E expenditures		0	(302,840)
Balance at ending		0	0
Fourmile Basin
E&E ASSETS
Balance at beginning		0	704,531
E&E expenditures:
Acquisition costs		0	0
Assays		0	27,573
Consulting		1,650	22,150
Drilling		0	108,293
Field supplies and rentals		735	259
Field work		0	12,426
Finders' fees			0
Geophysics		0	0
Government payments		170	378
Share-based compensation		0	2,865
Technical and assessment reports		0
Travel		838	5,387
Write-off of E&E assets		(3,393)	(883,862)
Total E&E expenditures		0	(704,531)
Balance at ending		$ 0	$ 0